OTHER NON-FINANCIAL ASSETS (Details) - Schedule of movement of Contracts assets - Contract assets [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of movement of Contracts assets [Line Items]
Opening Balance	[1]	$ 48,957
Activation		166,300	$ 180,171
Adjustments by the application of IFRS 15			54,361
Difference by conversion		(4,950)	(5,019)
Amortization		(153,731)	(180,556)
Closing Balance	[1]	$ 56,576	$ 48,957

[1]	Movement of Contracts assets: